Affiliate Transactions Affiliate Transactions (Textual) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 07, 2014
Related Party Transaction [Line Items]
Percentage of Voting Interests Acquired					50.00%
Gross Profit	$ 329,800,000	$ 735,800,000	$ 403,400,000	$ 329,800,000
Operating revenues - affiliates	153,900,000	2,412,700,000	179,400,000	153,900,000
Due from Affiliate, Current		121,600,000
Accounts payable to related party		3,000,000	0
Allocated share-based compensation expense		22,200,000	12,800,000	12,800,000
Northridge Assets
Related Party Transaction [Line Items]
Gross Profit		28,400,000
Devon Energy Corporation
Related Party Transaction [Line Items]
Allocated share-based compensation expense		2,800,000	12,800,000
Pension and Other Postretirement Benefit Expense		1,600,000	8,700,000	9,100,000
Affiliated Entity
Related Party Transaction [Line Items]
Operating revenues - affiliates		636,600,000
ENLC
Related Party Transaction [Line Items]
Reimbursement revenue from ENLC		1,200,000
Gulf Coast Fractionators
Related Party Transaction [Line Items]
Ownership Percentage		38.75%			38.75%
EnLink Midstream Holdings, LP
Related Party Transaction [Line Items]
Date of Acquisition Agreement		Mar. 07, 2014
Bridgeport
Related Party Transaction [Line Items]
Rent Expense		174,000
Oklahoma City
Related Party Transaction [Line Items]
Rent Expense		31,000
Cresson
Related Party Transaction [Line Items]
Rent Expense		$ 66,000
Sales Revenue | Devon Energy Corporation
Related Party Transaction [Line Items]
Concentration Risk, Percentage		30.60%	92.20%	91.90%